Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	May 17, 2011	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Accounts receivable - trade, allowance for doubtful accounts (in dollars)		$ 2,816	$ 2,822	$ 1,760
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation (in dollars)		153,057	109,564	50,127
INTANGIBLE ASSETS, accumulated amortization (in dollars)		$ 166,484	$ 116,728	$ 44,155
General partner, interest (as a percent)	0.10%	0.10%	0.10%	0.10%
General partner, notional units outstanding		88,634	79,420	53,676
Limited partners, interest (as a percent)		99.90%	99.90%	99.90%
Common Units
Units issued		88,545,764	73,421,309	47,703,313
Units outstanding	8,864,222	88,545,764	73,421,309	47,703,313
Subordinated Units
Units issued			5,919,346	5,919,346
Units outstanding	5,919,346		5,919,346	5,919,346